As filed on ^ April 30, 1998

                                File No. 33-70154
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No.                                         [ ]
                                     -----
         Post-Effective Amendment No.  ^ 11                                  [X]
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No.   ^ 12                                                [X]
                       --------



                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                  7800 E. Union Avenue, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)

                                 (303) 930-6300
                         (Registrant's Telephone Number)

                               Glen A. Payne, Esq.
                              7800 E. Union Avenue
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)

                                   Copies to:
                           W. Randolph Thompson, Esq.
                        Of Counsel, Jones & Blouch L.L.P.
                 1025 Thomas Jefferson St., N.W., Suite 405 West
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
^ X      on May 1, 1998, pursuant to paragraph (b)
         60   days   after   filing   pursuant   to   paragraph   (a)(1)
         ^  on _________________,  pursuant to paragraph  (a)(1).
         75 days after filing pursuant  to  paragraph  (a)(2)
         on   _________________,   pursuant  to paragraph (a)(2) of rule 485


If appropriate, check the following box:
___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously elected to register an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1997, was filed on or about February 26, 1998.

                                    Page 1 of
                        Exhibit index is located at page

^

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.


                              CROSS-REFERENCE SHEET


      Form N-1A
         Item                                         Caption

Part A                            Prospectus

      1..............................    Cover Page

      2..............................    Summary

      3..............................    Financial Highlights; Performance
                                         Information

      4..............................    Cover Page; Summary; Investment
                                         Objectives and Policies; Risk
                                         Factors; Investment Restrictions

      5..............................    Summary; Management; Risk Factors

      5A.............................    Not Applicable

      6..............................    Cover Page; Summary; Tax Status,
                                         Dividends and Distributions;
                                         Additional Information

      7..............................    Purchases and Redemptions

      8..............................    Purchases and Redemptions

      9..............................    Not Applicable

Part B                            Statement of Additional Information

      10..............................   Cover Page

      11..............................   Table of Contents

      12..............................   Not Applicable

      13..............................   Investment Policies; Investment
                                         Restrictions; Appendix A

      14..............................   Management

      15..............................   Additional Information

      Form N-1A
         Item                                         Caption

      16..............................   Management; Additional
                                         Information

      17..............................   Portfolio Brokerage

      18..............................   Additional Information

      19..............................   How Shares are Valued;
                                         Redemptions

      20..............................   (Prospectus:  Tax Status,
                                         Dividends and Distributions)

      21..............................   (Prospectus:  Purchases and
                                         Redemptions; Management)

      22..............................   Performance


Part C                            Other Information

      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.


      The Registrant  hereby  incorporates by reference the prospectuses for the
various  Funds  and  the  Statement  of  Additional   Information  contained  in
Post-Effective Amendment No. 10 filed on February 27, 1998.

                                     PART C
                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements:
                                                                         Page in
                                                                      Prospectus
                  (1)      Financial statements and schedules
                           included in Prospectus (Part A):


                           ^ None.

                                                                         Page in
                                                                       Statement
                                                                        of Addi-
                                                                      tional In-
                                                                       formation

               (2) Financial statements and schedules included in Statement of Additional Information (Part B):

                    The following audited  financial  statements for
                    INVESCO VIF - Dynamics,   INVESCO  VIF  -
                    Growth,   INVESCO  VIF  Health Sciences, INVESCO
                    VIF - High Yield, INVESCO VIF - Industrial
                    Income, INVESCO VIF -Small Company Growth, INVESCO VIF - Technology, INVESCO VIF - Total Return and INVESCO VIF - Utilities Funds and the notes thereto for the fiscal year ended December 31, 1997 and the report of Price
                    Waterhouse LLP  with   respect  to  such
                    financial   statements   are incorporated  in
                    the Statement of Additional Information by reference from the Company's Annual Report to Shareholders for the fiscal year ended December 31, 1997:

                    (a)  (i) With  respect to INVESCO VIF - High
                         Yield,  INVESCO VIF -Industrial  Income,
                         INVESCO VIF -Total Return and INVESCO VIF -
                         Utilities Funds,  Statements of Investment
                         Securities and Statement of Assets and
                         Liabilities each dated  December 31, 1997,
                         Statements of Operations for
                         the fiscal year ended December 31, 1997,

                         Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1997, Financial Highlights for the period ended December 31, 1994 and each of the three years in the period ended December 31, 1997 for INVESCO VIF - High Yield, INVESCO VIF - Industrial Income and INVESCO VIF - Total Return Funds; Financial Highlights for each of the three years in the period ended December 31, 1997 for INVESCO VIF
                         - Utilities Fund.

                         (ii) With  respect to INVESCO  VIF - Health
                         Sciences  Fund, Statement of Investment
                         Securities and a Statement of Assets
                         and Liabilities, each dated December 31, 1997, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights, each for the period May 22, 1997 (commencement of investment operations) through December 31, 1997.

                         (iii)  With   respect   to  INVESCO   VIF  -
                         Technology  Fund,  Statement  of  Investment
                         Securities  and a  Statement  of Assets  and
                         Liabilities,  each dated  December 31, 1997,
                         Statement   of   Operations,   Statement  of
                         Changes   in  Net   Assets   and   Financial
                         Highlights, each for the period May 21, 1997
                         (commencement   of  investment   operations)
                         through December 31, 1997.

                         (iv) With respect to INVESCO VIF - Dynamics,
                         INVESCO  VIF  -  Small  Company  Growth  and
                         INVESCO VIF  -Growth  Funds,  Statements  of
                         Investment   Securities  and  Statements  of
                         Assets and Liabilities,  each dated December
                         31,   1997,    Statements   of   Operations,
                         Statements  of  Changes  in Net  Assets  and
                         Financial Highlights,  each  for  the period

                         August 25, 1997  (commencement of
                         investment  operations) through December 31,
                         1997.

                  (3) Financial statements and schedules included in Part C:

                  None: Schedules have been omitted as all information has been presented in the financial statements.

         (b)      Exhibits:

                  (1)      (a)      Articles of Incorporation.(2)

                           (b)      Articles of Amendment to
                           Articles of Incorporation dated
                           October 21, 1993.(2)

                           (c)      Articles Supplementary to
                           Articles of Incorporation dated
                           October 22, 1993.(2)

                           (d)      Articles Supplementary to
                           Articles of Incorporation dated
                           February 11, 1997.(2)


                           (e)      Articles Supplementary to
                           Articles of Incorporation dated
                           January 5, ^ 1998.(5)


                  (2)      Bylaws.(3)

                  (3)      Not applicable.

                  (4)      Not required to be filed on EDGAR.

                  (5)      (a) Investment Advisory Agreement,
                           dated February 28, 1997,  between
                           Registrant  and INVESCO  Funds Group,
                           Inc.(2)


                              (i)   Amendment   to   Investment
                                    Advisory Agreement,  dated
                                    February 6, 1998,  between
                                    Registrant and INVESCO Funds
                                    Group, ^ Inc.(5)


                           (b) Sub-Advisory Agreement, dated
                           February 28, 1997, between INVESCO
                           Funds Group, Inc. and INVESCO
                           Capital Management, Inc.(2)

                           (c) Sub-Advisory Agreement
                           between INVESCO Funds Group, Inc.
                           and INVESCO Realty Advisors, Inc.
                           dated February 6, ^ 1998.(5)


                  (6)      (a) Distribution Agreement, dated
                           February 28, 1997, between
                           Registrant and INVESCO Funds
                           Group, Inc.(2)

                           (b) Distribution Agreement, dated
                           September 30, 1997, between
                           Registrant and INVESCO
                           Distributors, Inc.(3)

                  (7)      Defined Benefit Deferred
                           Compensation Plan for
                           Non-Interested Directors and
                           Trustees.(2)

                  (8)      Custodian Contract, dated October
                           20, 1993, between Registrant and
                           State Street Bank and Trust
                           Company.(3)

                           (a) Amendment to Custody
                           Agreement dated October 25,
                           1995.(3)

                           (b) Data Access Services
                           Addendum dated May 19, 1997.(3)


                           (c) Additional Fund Letter dated
                           November 13, ^ 1997.(5)


                  (9)      (a) Transfer Agency Agreement,
                           dated February 28, 1997, between
                           Registrant and INVESCO Funds
                           Group, Inc.(2)

                           (b) Administrative Service Agreement,
                           dated February 28, 1997, between
                           Registrant and INVESCO Funds Group,
                           Inc.(2)

                           (c) Participation  Agreement,  dated
                           March 22, 1994, among   Registrant,
                           INVESCO   Funds  Group,   Inc.,
                           Transamerica  Occidental  Life Insurance
                           Company and Charles Schwab & Co., Inc.(4)

                           (d) Participation Agreement,
                           dated August 26, 1994, among

                           Registrant, INVESCO Funds Group,
                           Inc. and Security Life of Denver
                           Insurance Company.(3)

                           (e) Participation Agreement,
                           dated September 19, 1994, among
                           Registrant, INVESCO Funds Group,
                           Inc. and First ING Life Insurance
                           Company of New York.(4)

                           (f) Participation Agreement,
                           dated December 1, 1994,
                           among  Registrant,  INVESCO Funds
                           Group,  Inc., First Transamerica
                           Life  Insurance  Company  and  Charles
                           Schwab & Co., Inc.(4)

                           (g) Participation Agreement,
                           dated September 14, 1995, among
                           Registrant, INVESCO Funds Group,
                           Inc. and Southland Life Insurance
                           Company.(1)

                           (h) Participation Agreement,
                           dated October 31, 1995, among
                           Registrant, INVESCO Funds Group,
                           Inc. and American Partners Life
                           Insurance Company.(1)

                           (i) Participation Agreement,
                           dated April 15, 1996, among
                           Registrant, INVESCO Funds Group,
                           Inc. and Allmerica Financial Life
                           Insurance and Annuity Company.(2)

                           (j) Participation Agreement,
                           dated December 4, 1996, among
                           Registrant, INVESCO Funds
                           Group, Inc. and American
                           Centurion Life Assurance
                           Company.(3)

                           (k) Participation Agreement,
                           dated April 15, 1997, among
                           Registrant, INVESCO Funds
                           Group, Inc. and Prudential
                           Insurance Company of America.(3)

                  (10)     Opinion and consent of counsel as
                           to the  legality of the securities
                           being registered,  indicating  whether
                           they will, when sold, be legally issued, fully paid and non-assessable.(3)

                  (11)     Consent of Independent Accountants.

                  (12)     Not applicable.

                  (13)     Not applicable.

                  (14)     Not applicable.

                  (15)     Not applicable.

                  (16)     (a) Schedule for computation of
                           performance data for Industrial
                           Income Fund.(1)

                           (b) Schedule for computation of
                           performance data for Total Return
                           Fund.(1)

                           (c) Schedule for computation of
                           performance  data for High Yield
                           Fund.(1)

                           (d) Schedule for computation of
                           yield data.(1)


                  (17)     (a)  Financial  Data  Schedule
                           for  the  year  ended
                           December 31, 1997 for INVESCO
                           VIF-Industrial Income ^
                           Portfolio.(5)

                           (b)  Financial  Data  Schedule
                           for  the  year  ended
                           December  31,  1997 for  INVESCO
                           VIF-Total  Return ^
                           Portfolio.(5)

                           (c)  Financial  Data  Schedule
                           for  the  year  ended
                           December  31,  1997  for  INVESCO
                           VIF-High  Yield  ^
                           Portfolio.(5)

                           (d)  Financial  Data  Schedule
                           for  the  year  ended
                           December  31,  1997  for  INVESCO
                           VIF-Utilities   ^
                           Portfolio.(5)

                           (e)  Financial  Data Schedule
                           for period from May 22,
                           1997  (inception)   through
                           December  31,  1997  for
                           INVESCO VIF - Health Sciences ^ Portfolio.(5)

                           (f)  Financial  Data Schedule
                           for period from May 21,
                           1997  (inception)   through
                           December  31,  1997  for
                           INVESCO VIF - Technology ^ Portfolio.(5)

                           (g)  Financial  Data  Schedule
                           for period from August
                           27, 1997  (inception)  through
                           December 31, 1997 for
                           INVESCO VIF - Dynamics ^ Portfolio.(5)

                           (h)  Financial  Data  Schedule
                           for period from August
                           27, 1997  (inception)  through
                           December 31, 1997 for
                           INVESCO VIF - Small Company Growth ^
                           Portfolio.(5)

                           (i)  Financial  Data  Schedule
                           for period from August
                           27, 1997  (inception)  through
                           December 31, 1997 for
                           INVESCO VIF - Growth ^ Portfolio.(5)


                  (18)     Not Applicable.
------------------

(1)Previously filed on EDGAR with Post-Effective Amendment No. 4 to the Registrant's Registration Statement on April 11, 1996, and herein incorporated by reference.

(2)Previously  filed  on  EDGAR  with  Post-Effective  Amendment  No.  6 to  the
Registrant's   Registration   Statement  on  February   14,  1997,   and  herein
incorporated by reference.


(3)Previously  filed  on  EDGAR  with  Post-Effective  Amendment  No.  7 to  the
Registrant's   Registration   Statement  on  November   12,  1997,   and  herein
incorporated by reference.

(4)Previously  filed  on  EDGAR  with  Post-Effective  Amendment  No.  8 to  the
Registrant's   Registration   Statement  on  November   24,  1997,   and  herein
incorporated by reference.

(5)Previously  filed  on  EDGAR  with  Post-Effective  Amendment  No.  10 to the
Registrant's   Registration   Statement  on  February   27,  1998,   and  herein
incorporated  by  reference.

Item 25.  Persons  Controlled  by or Under  Common Control with Registrant

                  No person is presently controlled by or under common control with the Company.

Item 26.          Number of Holders of Securities

                                                                Number of Record
                                                                Holders as of

         Title of Class                                         ^ March 31, 1998
         --------------                                         ----------------
         INVESCO VIF - Industrial Income Portfolio                     16
         INVESCO VIF - Total Return Portfolio                          10
         INVESCO VIF - High Yield Portfolio                             9

         INVESCO VIF - Utilities Portfolio                              6
         INVESCO VIF - Health Sciences Portfolio                        3
         INVESCO VIF - Technology Portfolio                             3
         INVESCO VIF - Dynamics Portfolio                               1
         INVESCO VIF - Small Company Growth Portfolio                 ^ 2
         INVESCO VIF - Growth Portfolio                                 1
         INVESCO VIF - Realty Portfolio                               ^ 2


Item 27.          Indemnification

         Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Articles of Incorporation, and are hereby incorporated by reference. See Item 24(b)(1) and
(2) above. Under these Articles, officers and directors will be indemnified to the fullest extent permitted by law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, the directors and officers of the Company cannot be protected against liability to the Company or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 28.          Business and Other Connections of Investment Adviser


                  See ^"The Company and Its Management" in the Prospectus and Statement of Additional Information for information regarding the business of the investment adviser ^, IFG.

                  Following are the names and principal occupations of each director and officer of the investment adviser, IFG. Certain of these persons hold positions with IDI, a subsidiary of IFG, and, during the past two fiscal years, have held positions with INVESCO Trust Company ^, another subsidiary of IFG.


                                              Position
                                              with                    Principal Occupation and
    Name                                      Adviser                 Company Affiliation
    ----                                      --------                ------------------------
Dan J. Hesser                                 Chairman                Chairman
                                              and                     INVESCO Funds Group, Inc.
                                              Director                7800 East Union Avenue
                                                                      Denver, CO 80237

Mark H. Williamson                            Officer &               President & Chief
                                              Director                Executive Officer
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237

William J. Galvin, Jr.                        Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237

Ronald L. Grooms                              Officer                 Senior Vice President &
                                                                      Treasurer
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Gregory E. Hyde                               Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Daniel B. Leonard                             Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Charles P. Mayer                              Officer &               Senior Vice President
                                              Director                INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Timothy J. Miller                             Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Donovan J. (Jerry) Paul                       Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237




                                              Position
                                              with                    Principal Occupation and
     Name                                     Adviser                 Company Affiliation
     ----                                     -------                 ------------------------
Glen A. Payne                                 Officer                 Senior Vice President,
                                                                      Secretary & General
                                                                      Counsel
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

John R. Schroer, II                           Officer                 Senior Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Darryl C. Celkupa                             Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Ingeborg S. Cosby                             Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Elroy E. Frye, Jr.                            Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Linda J. Gieger                               Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

James S. Grabovac                             Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Mark D. Greenberg                             Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Gerard F. Hallaren, Jr.                       Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Richard R. Hinderlie                          Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237






                                              Position
                                              with                    Principal Occupation and
            Name                              Adviser                 Company Affiliation
            ----                              --------                ------------------------
Thomas M. Hurley                              Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Patricia F. Johnston                          Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

James F. Lummanick                            Officer                 Vice President &
                                                                      Assistant General Counsel
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Thomas A. Mantone, Jr.                        Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Trent E. May                                  Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Frederick R. (Fritz)                          Officer                 Vice President
Meyer                                                                 INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Jeffrey G. Morris                             Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Laura M. Parsons                              Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Don T. Peck                                   Officer                 Vice President & National
                                                                      Sales Manager
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Pamela J. Piro                                Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237


                                              Position
                                              with                    Principal Occupation and
            Name                              Adviser                 Company Affiliation
            ----                              -------                 ------------------------
Gary L. Rulh                                  Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

John S. Segner                                Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Terry B. Smith                                Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Alan I. Watson                                Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Judy P. Wiese                                 Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Allyson B. Zoellner                           Officer                 Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO  80237

Ronald C. Lively                              Officer                 Senior Regional Vice
                                                                      President
                                                                      INVESCO Funds Group, Inc.
                                                                      17406 Brown Road
                                                                      Odessa, FL 33556

Scott E. Stapley                              Officer                 Senior Regional Vice
                                                                      President
                                                                      INVESCO Funds Group, Inc.
                                                                      1615 Arch Bay Drive
                                                                      Newport Beach, CA 92660

David B. McElroy                              Officer                 Regional Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237

Ryland K. Pruett, Jr.                         Officer                 Regional Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      2337 Mirow Place
                                                                      Charlotte, NC 28270




                                              Position
                                              with                    Principal Occupation and
            Name                              Adviser                 Company Affiliation
            ----                              --------                ------------------------
Thomas H. Scanlan                             Officer                 Regional Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      12028 Edgepark Court
                                                                      Potomac, MD 20854

Michael D. Legoski                            Officer                 Assistant Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237

Stephen A. Moran                              Officer                 Assistant Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237

Donald R. Paddack                             Officer                 Assistant Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237

Kent T. Schmeckpeper                          Office                  Assistant Vice President
                                                                      Account Relationship
                                                                      Manager
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237

Tane' T. Tyler                                Officer                 Assistant Vice President
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237

Jeraldine E. Kraus                            Officer                 Assistant Secretary
                                                                      INVESCO Funds Group, Inc.
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237

Robert J. O'Connor                            Officer                 Chief Executive Officer
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      1201 Peachtree Street, NE
                                                                      Atlanta, GA 30361

Scott P. Brogan                               Officer                 Senior Vice President
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      1201 Peachtree Street, NE
                                                                      Atlanta, GA 30361




                                              Position
                                              with                    Principal Occupation and
            Name                              Adviser                 Company Affiliation
            ----                              -------                 ------------------------
Mark A. Cox                                   Officer                 Senior Vice President
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      1201 Peachtree Street, NE
                                                                      Atlanta, GA 30361

Joseph B. Jennings                            Officer                 Senior Vice President
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      1201 Peachtree Street, NE
                                                                      Atlanta, GA 30361

Mark A. Jones                                 Officer                 Senior Vice President
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      1201 Peachtree Street, NE
                                                                      Atlanta, GA 30361

Barbara L. March                              Officer                 Senior Vice President
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      1201 Peachtree Street, NE
                                                                      Atlanta, GA 30361

Robert D. (Toby)                              Officer                 Regional Vice President
Cromwell                                                              INVESCO Retirement Plan
                                                                      Services
                                                                      7800 East Union Avenue
                                                                      Denver, CO 80237

Leo W. Cullen                                 Officer                 Regional Vice President
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      101 Federal Street
                                                                      Boston, MA 02110

Douglas P. Dohm                               Officer                 Regional Vice President
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      1201 Peachtree Street, NE
                                                                      Atlanta, GA 30361

Rayane S. Clark                               Officer                 Vice President
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      1201 Peachtree Street, NE
                                                                      Atlanta, GA 30361









                                              Position
                                              with                    Principal Occupation and
            Name                              Adviser                 Company Affiliation
            ----                              --------                ------------------------
Frederick W. Braley                           Officer                 Chief Financial Officer &
                                                                      Treasurer
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      1201 Peachtree Street, NE
                                                                      Atlanta, GA 30361

Robert E. Starr                               Officer                 Secretary & General
                                                                      Counsel
                                                                      INVESCO Retirement Plan
                                                                      Services
                                                                      1201 Peachtree Street, NE
                                                                      Atlanta, GA 30361


Item 29.          Principal Underwriters

                  (a) INVESCO Capital Appreciation Funds, Inc. INVESCO Diversified Funds, Inc.
                           INVESCO Emerging Opportunity Funds, Inc.
                           INVESCO Growth Fund, Inc.
                           INVESCO Income Funds, Inc.
                           INVESCO Industrial Income Fund, Inc.
                           INVESCO International Funds, Inc.
                           INVESCO Money Market Funds, Inc.
                           INVESCO Multiple Asset Funds, Inc.
                           INVESCO Specialty Funds, Inc.
                           INVESCO Strategic Portfolios, Inc.
                           INVESCO Tax-Free Income Funds, Inc.
                           INVESCO Value Trust

                  (b)

                              Positions and                        Positions and
Name and Principal            Offices with                         Offices with
Business Address              Underwriter                          Registrant
------------------            -------------                        -------------

William J. Galvin, Jr.        Senior Vice                          Assistant
7800 E. Union Avenue          President                            Secretary
Denver, CO  80237

Ronald L. Grooms              Senior Vice                          Treasurer,
7800 E. Union Avenue          President &                          Chief Fin'l
Denver, CO  80237             Treasurer                            Officer, and
                                                                   Chief Acctg.
                                                                   Off.

Hubert L. Harris, Jr.                                              Director
1315 Peachtree St., N.E.
Atlanta, GA 30309

Dan J. Hesser                 Chairman of                          President,
7800 E. Union Avenue          the Board,                           CEO & Dir.
Denver, CO  80237             President ,
                              Chief Executive
                              Officer, &
                              Director

Gregory E. Hyde               Vice President
7800 E. Union Avenue
Denver, CO 80237

Charles P. Mayer              Director
7800 E. Union Avenue
Denver, CO 80237

Glen A. Payne                 Senior Vice                          Secretary
7800 E. Union Avenue          President,
Denver, CO  80237             Secretary &
                              General Counsel

Judy P. Wiese                 Vice President                       Asst. Treas.
7800 E. Union Avenue
Denver, CO  80237

                  (c)      Not applicable.

Item 30.          Location of Accounts and Records

                  Dan J. Hesser
                  7800 E. Union Avenue
                  Denver, CO  80237

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

                  (a) The Registrant hereby undertakes that its board of directors will call such meetings of shareholders of the Funds, for action by shareholder vote, including acting on the question of removal of a director or directors, as may be requested in writing by the holders of at least 10% of the outstanding shares of a Fund or as may be required by applicable law or the Company's Articles of Incorporation, and to assist shareholders in communicating with other shareholders as required by the Investment Company Act of 1940.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the ^ 30th day of ^ April, 1998.


Attest:                                              INVESCO Variable Investment
                                                     Funds, Inc.

/s/ Glen A. Payne                                    /s/ Dan J. Hesser
---------------------------                          ---------------------------
Glen A. Payne, Secretary                             Dan J. Hesser, President


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to Registrant's Registration Statement has been signed by the following persons in the capacities indicated on this ^ 30th day of ^ April, 1998.


/s/ Dan J. Hesser                                    /s/ Lawrence H. Budner
---------------------------                          ---------------------------
Dan J. Hesser, President &                           Lawrence H. Budner,
Director, (Chief Executive Officer)                  Director

/s/ Ronald L. Grooms                                 /s/ Daniel D. Chabris
---------------------------                          --------------------------
Ronald L. Grooms, Treasurer                          Daniel D. Chabris, Director
(Chief Financial and Accounting
Officer)

/s/ Victor L. Andrews                                /s/ Fred A. Deering
---------------------------                          ---------------------------
Victor L. Andrews, Director                          Fred A. Deering, Director

/s/ Bob R. Baker                                     /s/ Larry Soll
---------------------------                          ---------------------------
Bob R. Baker, Director                               Larry Soll, Director

/s/ Hubert L. Harris, Jr.                          /s/ Kenneth T. King, Director
---------------------------                        -----------------------------
Hubert L. Harris, Jr., Director                    Kenneth T. King, Director

/s/ Charles W. Brady                                 /s/ John W. McIntyre
---------------------------                          ---------------------------
Charles W. Brady, Director                           John W. McIntyre, Director

/s/ Wendy L. Gramm
---------------------------
Wendy L. Gramm, Director

By*                                                  By*/s/ Glen A. Payne
   ------------------------                             ------------------------
         Edward F. O'Keefe                                    Glen A. Payne
         Attorney in Fact                                     Attorney in Fact


* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers (with the exception of Larry Soll and Wendy L. Gramm) of the Registrant have been filed with the Securities and Exchange Commission on October 8, 1993, December 22, 1993, March 22, 1994, January 30, 1995 ^, February 28, 1995,
October 7, 1996 and November 24, 1997.

                                  Exhibit Index

                                                      Page in
     Exhibit Number                            Registration Statement
     --------------                            ----------------------


         ^ 11